Income Taxes (Schedule Of Provision For Income Taxes) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Apr. 01, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income tax provision	$ 101.4	$ 197.8	$ 457.9	$ 292.7	$ 447.5
Continuing operations
Federal U.S., current			237.2	213.4	23.6
Non-U.S., current			542.9	273.0	241.2
State and local, current			61.7	(9.5)	(19.2)
Federal U.S., deferred			(237.5)	(83.8)	206.9
Non-U.S., deferred			(104.2)	(121.5)	(43.9)
State and local, deferred			(42.2)	21.1	38.9
Income tax provision			$ 457.9	$ 292.7	$ 447.5